SUBSEQUENT EVENT (Details) - Subsequent event - Mexico subsidiary $ in Millions	Jan. 17, 2023 USD ($)
Line of credit
Subsequent Event [Line Items]
Revolving credit facility, borrowing capacity	$ 500
Unsecured Term Loan
Subsequent Event [Line Items]
Revolving credit facility, borrowing capacity	$ 1,800